August 4, 2014

Via EDGAR System

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Precidian ETFs Trust

File Nos. 333-171987 and 811-22524

Rule 497(j) Certification

Ladies and Gentlemen:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1. The forms of Prospectus and Statement of Additional Information for the MAXIS® Nikkei 225 Index Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 10 under the Securities Act of 1933 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 29, 2014 (the “Amendment”); and

2. The text of the Amendment was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on July 29, 2014.

Very truly yours,

Precidian ETFs Trust

By: /s/ Daniel J. McCabe

Daniel J. McCabe

President